Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Changes in Fair Value of Capitalized MSRs
Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2020	2019	2018
Balance at beginning of period	$2,546	$2,791	$2,645
Rights purchased	34	20	8
Rights capitalized	1,030	559	397
Rights sold (a)	3	5	(27)
Changes in fair value of MSRs
Due to fluctuations in market interest rates (b)	(719)	(390)	98
Due to revised assumptions or models (c)	(12)	23	56
Other changes in fair value (d)	(672)	(462)	(386)

Balance at end of period	$2,210	$2,546	$2,791
(a)	MSRs sold include those having a negative fair value, resulting from the loans being severely delinquent.
(b)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(c)
Includes changes in MSR value not caused by changes in market interest rates, such as changes in assumed cost to service, ancillary income and option adjusted spread, as well as the impact of any model changes.

(d)
Primarily the change in MSR value from passage of time and cash flows realized (decay), but also includes the impact of changes to expected cash flows not associated with changes in market interest rates, such as the impact of deliquencies.

Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments
The estimated sensitivity to changes in interest rates of the fair value of the MSR portfolio and the related derivative instruments as of December 31 follows:

	2020						2019
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(442)	$(271)	$(150)	$169	$343	$671	$(663)	$(316)	$(153)	$141	$269	$485
Derivative instrument hedges	523	281	145	(149)	(304)	(625)	613	306	152	(143)	(279)	(550)
Net sensitivity	$81	$10	$(5)	$20	$39	$46	$(50)	$(10)	$(1)	$(2)	$(10)	$(65)

MSRs and Related Characteristics by Portfolio
A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2020				2019
(Dollars in Millions)	HFA	Government	Conventional (d)	Total	HFA	Government	Conventional (d)	Total
Servicing portfolio (a)	$40,396	$25,474	$143,085	$208,955	$44,906	$35,302	$143,310	$223,518
Fair value	$406	$261	$1,543	$2,210	$486	$451	$1,609	$2,546
Value (bps) (b)	101	102	108	106	108	128	112	114
Weighted-average servicing fees (bps)	35	40	30	32	34	39	28	31
Multiple (value/servicing fees)	2.87	2.56	3.55	3.26	3.15	3.29	4.00	3.67
Weighted-average note rate	4.43%	3.91%	3.78%	3.92%	4.65%	3.99%	4.07%	4.17%
Weighted-average age (in years)	3.8	5.6	4.2	4.3	3.7	4.9	4.8	4.6
Weighted-average expected prepayment (constant prepayment rate)	14.1%	18.0%	13.8%	14.4%	12.2%	13.7%	12.2%	12.4%
Weighted-average expected life (in years)	5.6	4.3	5.5	5.4	6.5	5.7	5.9	6.0
Weighted-average option adjusted spread (c)	7.7%	7.3%	6.2%	6.6%	8.4%	7.9%	6.9%	7.3%
(a)	Represents principal balance of mortgages having corresponding MSR asset.
(b)	Calculated as fair value divided by the servicing portfolio.
(c)	Option adjusted spread is the incremental spread added to the risk-free rate to reflect optionality and other risk inherent in the MSRs.
(d)	Represents loans sold primarily to GSEs.